Net income / (loss) per share attributable to the Company (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss per Share

The following table sets forth the computation of the Company’s basic and diluted net (loss) / income per ordinary share attributable to the Company.

	Year ended December 31,
	2025	2024	2023
Numerator
Net (loss) / income - basic	$(182,507)	$22,160	$(20,251)
Net (loss) / income - diluted	$(182,507)	$22,160	$(20,251)
Denominator
Weighted average shares – basic	58,070,416	60,884,122	61,434,238
Weighted average shares – diluted (1)	58,070,416	61,896,518	61,434,238
Net (loss) / income per share
Basic	$(3.14)	$0.36	$(0.33)
Diluted	$(3.14)	$0.36	$(0.33)

(1)
The denominator used in the calculation of diluted net income per share for the year ended December 31, 2024 has been adjusted to include an additional 1,012,396 shares representing the dilutive effect of restricted stock units.